CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                               September 29, 2008



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                    Re:  Matrix Defined Trusts 4 (the "Fund")
                                 (CIK# 1442227)
                         ------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., the depositor and principal underwriter of the Fund (the "Sponsor") is a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one underlying unit investment trust, The America First Income Trends Portfolio, Series 1 (the "Trust"), which will invest in preferred securities. The Registration Statement for the Fund has been prepared in substantial conformity with materials submitted on behalf of prior series of Matrix Defined Trusts 1 (File No. 333-150528) declared effective by the Securities and Exchange Commission (the "Commission") on July 3, 2008. This prior series of the Fund invested in common stocks. Prior series have not invested in preferred securities. As a result, we are requesting limited review of the disclosure in the Registration Statement related to the investment in preferred securities.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission as soon as is practicable.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22166) for Matrix Defined Trusts are intended to apply to all series of the Fund.




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     If you have any questions, please do not hesitate to contact Matthew
Schmanski at (312) 845-3720 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                      Scott R. Anderson


SRA


















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